PREPAYMENT AND OTHER ASSETS	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAYMENT AND OTHER ASSETS

NOTE 5 – PREPAYMENT AND OTHER ASSETS

	As of December 31,
	2023	2022
Prepaid VAT taxes	$1,442,517	$1,176,771
Other receivables	307,700	186,840
Consumables and spare parts	148,376	121,740
Prepaid expenses	21,983	18,750
Prepayment and other current assets	$1,920,576	$1,504,101

Other receivable from well equipment	$609,604	$635,052
Deposit and others	134,836	268,666
Durable spare parts	128,107	114,528
Other non-current assets	872,547	1,018,246
Less: allowance on doubtful receivables	(59,604)	-
Other non-current assets, net	$812,943	$1,018,246

For the year ended December 31, 2023, the Company sold a rig equipment to a third party. As of the date of this filing, there is an outstanding balance of $609,604, which is expected to be received in 2025. Considering the potential risk of default, the Company recorded $59,604 allowance for the doubtful account.